SCHEDULE OF FUTURE OF LEASE LIABILITIES (Details) $ in Thousands	Dec. 31, 2023 USD ($)
Lessee, Operating Lease, Liability, to be Paid, Fiscal Year Maturity [Abstract]
Operating Leases, 2024	$ 728
Operating Leases, 2025	601
Operating Leases, 2026	570
Operating Leases, 2027	542
Operating Leases, 2028	127
Operating Leases, Thereafter	1,120
Operating Leases, Total lease payments	3,688
Operating Leases, Less: Interest	(872)
Operating Leases, Present value of lease liabilities	2,816
Finance Lease, Liability, to be Paid, Fiscal Year Maturity [Abstract]
Finance Leases, 2024	1,112
Finance Leases, 2025	461
Finance Leases, 2026	98
Finance Leases, 2027	68
Finance Leases, 2028	27
Finance Leases, Thereafter	1
Finance Leases, Total lease payments	1,767
Finance Leases, Less: Interest	(116)
Finance Leases, Present value of lease liabilities	$ 1,651